FAIR VALUE (Details 2 - Assets Rollforward) - Level 3 - Recurring basis - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				$ 967				$ 967
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[1]			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[1]			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[1]			0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)				0
Loans | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		$ 292,559		44,983		$ 281,868		2,517,887
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]	95,421		2,327
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]	(84,551)		(8,477)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[1]	(933)		497
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[1]	24,480		26,643
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[1]	(9,899)		(11,336)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[1]	(13,827)		(5,933)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		(1,967)		82
Structured Products and Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		43,812		32,863		37,517		7,604
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[1]	(1,307)		(197)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[1]	15,721		7,138
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales		(8,000)	[1]	(5,296)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[1]	(119)		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		(213)		3
Structured Products and Other Investments [Member] | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		1,118		4,677		1,156		69,973
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]	0		0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[1]	(38)		(101)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[1]	0		2,188
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[1]	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[1]	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		(38)		(101)
Corporate Bonds | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				0				478
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[1]			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[1]			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[1]			0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[1]			0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)				0
Investment and Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		43,812		33,830		37,517		8,571
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[1]	(1,307)		(197)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[1]	15,721		7,138
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales		(8,000)	[1]	(5,296)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[1]	(119)		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		(213)		3
Investment and Derivative Assets | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		293,677		49,660		283,024		2,588,338
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]	95,421		2,327
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]	(84,551)		(8,477)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[1]	(971)		396
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[1]	24,480		28,831
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[1]	(9,899)		(11,336)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[1]	(13,827)		(5,933)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ (2,005)		$ (19)
CIFC LLC | Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						0		967		$ 510
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0		1,008
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						0		(498)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					33		(53)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					990		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					1,990
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						0		(23)
CIFC LLC | Loans | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						281,868		2,517,887		1,706,290
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					51,012		355,793
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]					69,435		296,059	[4]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						143,856		32,523
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					(2,476,625)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						0		498
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(16,747)		(55,695)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					246,256		1,884,265
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					95,305		412,444
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					19,031		697,284
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						(4,875)		(46,579)
CIFC LLC | Structured Products and Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						37,517		7,604		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					0		0
Transfers out due to consolidation or acquisition						(12,546)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					23,614
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						(2,613)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(6,828)		(311)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					63,060		7,915
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					28,715
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					6,059		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						(5,689)		(311)
CIFC LLC | Structured Products and Other Investments [Member] | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						1,156		69,973		93,516
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]					1,803		0	[4]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0		5,321
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					(67,383)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						2,613
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(143)		9,136
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					1,129		1,910
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					3,230		19,022
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					0		20,888
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						(163)		679
CIFC LLC | Investment in Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value								8,571		510
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]							0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition								1,008
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes								(498)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]							(364)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]							7,915
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]							0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)								(334)
CIFC LLC | Corporate Bonds | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						0		478		16,220
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0		0
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					(478)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					0		350
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]							0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					0		16,092
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]							0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						0		(28)
CIFC LLC | Investment and Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						37,517		8,571
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0
Transfers out due to consolidation or acquisition						(12,546)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					23,614
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						(2,613)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(6,795)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					64,050
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					30,705
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					6,059
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						(5,689)
CIFC LLC | Investment and Derivative Assets | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						283,024		2,588,338		1,816,026
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					51,012		355,793
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]					71,238		296,059	[4]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						143,856		37,844
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					(2,544,486)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						2,613		498
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(16,890)		(46,209)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					247,385		1,886,175
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					98,535		447,558
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					19,031		718,172
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						(5,038)		(45,928)
CIFC Corp | Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						0		967		510
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0		1,008
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						0		(498)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					33		(53)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					990		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					1,990
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						0		(23)
CIFC Corp | Loans | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						0		2,517,887		1,706,290
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					51,012		355,793
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]					69,435		296,059	[4]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						143,856		32,523
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					(2,476,625)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						0		498
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(16,747)		(55,695)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					246,256		1,884,265
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					95,305		412,444
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					19,031		697,284
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						0		(46,579)
CIFC Corp | Investments in Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value								0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3								0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition								0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings								0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases								0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements								0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)								0
CIFC Corp | Structured Products and Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						739		7,604		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						0
Transfers out due to consolidation or acquisition						(12,546)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					23,614
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						(2,613)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(6,828)		(311)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					63,060		7,915
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					28,715
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					6,059		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						(78)		(311)
CIFC Corp | Structured Products and Other Investments [Member] | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						0		69,973		93,516
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]					1,803		0	[4]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0		5,321
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					(67,383)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						2,613
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(143)		9,136
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					1,129		1,910
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					3,230		19,022
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					0		20,888
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						0		679
CIFC Corp | Investment in Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value								8,571		510
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]							0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition								1,008
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes								(498)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]							(364)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]							7,915
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]							0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)								(334)
CIFC Corp | Corporate Bonds | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						0		478		16,220
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0		0
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					(478)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					0		350
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]							0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					0		16,092
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]							0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						0		(28)
CIFC Corp | Investment and Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						739		8,571
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						0
Transfers out due to consolidation or acquisition						(12,546)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation	[3],[4]					23,614
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						(2,613)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(6,795)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					64,050
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					30,705
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					6,059
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						(78)
CIFC Corp | Investment and Derivative Assets | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value						0		2,588,338		$ 1,816,026
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	[2]					51,012		355,793
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	[3]					71,238		296,059	[4]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Into Level 3 Due to Consolidation or Acquisition						143,856		37,844
Transfers out due to consolidation or acquisition						0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers out of Level 3 Due to Deconsolidation						(2,544,486)	[3],[4]	0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Transfers Between Classes						2,613		498
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	[4]					(16,890)		(46,209)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	[4]					247,385		1,886,175
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	[4]					98,535		447,558
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	[4]					19,031		718,172
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)						0		$ (45,928)
Reorganization transaction [Member] | CIFC Corp | Loans | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						281,868
Reorganization transaction [Member] | CIFC Corp | Structured Products and Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						36,778
Reorganization transaction [Member] | CIFC Corp | Structured Products and Other Investments [Member] | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						1,156
Reorganization transaction [Member] | CIFC Corp | Investment and Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						36,778
Reorganization transaction [Member] | CIFC Corp | Investment and Derivative Assets | Consolidated Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3						$ 283,024

[1]	The adoption of ASU 2015-02 was applied on a modified retrospective basis. Transfers out, net realized/unrealized gains (losses), purchases, sales and settlements for the three months ended March 31, 2015 reflect the deconsolidation of CLOs as of January 1, 2015.
[2]	Transfers in represent loans currently valued by a third-party pricing service using composite prices determined using less than two quotes, an internally developed pricing model or broker quotes and that were previously marked by a third-party pricing service using composite prices determined from two or more quotes.
[3]	Transfers out represent loans previously valued by an internally developed pricing model, broker quotes, or a third-party pricing service using composite prices determined using less than two quotes and are now being marked by a third-party pricing service using composite prices determined from two or more quotes.
[4]	The adoption of ASU 2015-02 was applied on a modified retrospective basis. Transfers out for the year ended December 31, 2015 reflect the deconsolidation of CLOs as of January 1, 2015. Net realized/unrealized gains (losses), purchases, sales and settlements for the twelve months ended December 31, 2015, also reflect the deconsolidation.